ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable

Accounts receivable and the related allowance for doubtful accounts were summarized as follows:

	As of December 31,
	2018	2019
	US$	US$

Accounts receivable	91,963	88,189
Allowance for doubtful accounts	(33,276)	(21,810)

Accounts receivable, net	58,687	66,379

Allowance for Doubtful Accounts

	For the Years Ended
	December 31,
	2017	2018	2019
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	34,366	31,127	33,276
Additional provision charged to expenses	31,695	28,050	9,026
Write-offs	(38,351)	(23,442)	(19,909)
Foreign currency translation adjustments	3,417	(2,459)	(583)

Balance at end of year	31,127	33,276	21,810